LION BATTERY TECHNOLOGIES INC. (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended						12 Months Ended
	Jul. 06, 2021	Jul. 06, 2021	Jul. 12, 2019	Jun. 17, 2019	Jun. 30, 2023	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Jun. 30, 2020	Jul. 31, 2019	Aug. 31, 2023	Aug. 31, 2022
Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Additional number of common stock issued for investment				400,000
Additional common stock price per share				$ 0.01
Preferred stock received for investment					560	590	500	700	700	1,100	4,150
Preferred stock price per share		$ 0.5
Payment of fees per month											$ 3
Lion Battery Technologies Inc. [Member] | Anglo American Platinum Limited [Member]
Disclosure of detailed information about investment property [line items]
Additional planned funding		$ 2,730
Maximum investment in new venture	$ 4,000
Lion Battery Technologies Inc. [Member] | Anglo American Platinum Limited [Member] | Top of range [member]
Disclosure of detailed information about investment property [line items]
Additional planned funding		6,730
Florida International University [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program			$ 3,000								$ 3,700
Additional amount funded to Research Program		1,000
Florida International University [Member] | Top of range [member]
Disclosure of detailed information about investment property [line items]
Additional amount funded to Research Program		$ 4,000
Sixth tranche of funding June 2023 [Member] | Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program												$ 350